Convertible redeemable preferred shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands																																		1 Months Ended	12 Months Ended
	Aug. 19, 2020 USD ($) $ / shares shares	Aug. 19, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥) shares	Mar. 23, 2020 shares	Mar. 06, 2020 $ / shares shares	Feb. 10, 2020 USD ($) shares	Jan. 01, 2020 USD ($) shares	Nov. 21, 2019 USD ($) shares	Jun. 17, 2019 USD ($) shares	Jun. 17, 2019 CNY (¥) shares	Jun. 16, 2019 CNY (¥) shares	Jan. 16, 2019 shares	Aug. 03, 2018 shares	Jun. 19, 2018 USD ($) shares	Jun. 19, 2018 CNY (¥) shares	Nov. 13, 2017 USD ($) shares	Oct. 25, 2017 shares	Sep. 08, 2017 USD ($)	Sep. 08, 2017 CNY (¥)	Mar. 21, 2016 USD ($) shares	Jan. 26, 2016 USD ($) shares	Jan. 07, 2016 USD ($)	Jan. 07, 2016 CNY (¥)	Jul. 07, 2015 shares	May 13, 2015 $ / shares	May 03, 2015 USD ($) shares	May 03, 2015 CNY (¥) shares	Feb. 07, 2014 USD ($) shares	Feb. 07, 2014 CNY (¥) shares	Apr. 03, 2013 shares	Nov. 19, 2012 USD ($) shares	Oct. 15, 2012 USD ($)	Oct. 15, 2012 CNY (¥)	Oct. 31, 2020 USD ($)	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2021 CNY (¥)	Aug. 19, 2020 CNY (¥) shares	Jan. 26, 2016 CNY (¥)
Stock issued during period, value, new issues | ¥																																				¥ 395,071
Dividends, preferred stock | ¥																																				¥ 12,000		¥ 400
Equity method investments | ¥			¥ 3,104																																			¥ 3,104			¥ 2,973
Number of share options exercised during the period.																																					1,299,954	1,299,954
Stockholders' equity note, stock split, conversion ratio																																			1	1
Proceeds from IPO																																		$ 64,000,000	$ 60,090,000	¥ 393,698
Preferred stock, liquidation preference, value | $																																			$ 653,000,000
Percentage of interest calculation on preference shares																																			8.00%						8.00%
Debt conversion, converted instrument, terms																																			24 months	24 months
Debt conversion, converted instrument, rate																																			7.00%	7.00%
Accretion on the Preferred Shares to redemption value																																			$ (18,000,000)	¥ (121,000)	$ 28,900,000	¥ 204,800	$ 51,900,000	¥ 392,600
IPO [Member]
Proceeds from issuance of convertible preferred stock | $																																			800,000,000
Proceeds from IPO | $																																			$ 50,000,000
Series E Warrant [Member]
Class of warrants or rights exercise price | $ / shares					$ 10.3251
Common Stock [Member]
Conversion of ordinary shares into Class A and Class B ordinary shares , Shares																																			(22,238,454)	(22,238,454)
Shares issued, price per share | $ / shares																																			$ 0.2882
Series A Preferred Shares [Member]
Stock issued during period																														7,238,000	3,102,000
Stock issued during period, value, new issues | $																															$ 11,000,000
Payments of stock issuance costs																																$ 300,000	¥ 1,700
Series B Preferred Shares [Member]
Stock issued during period																												9,067,384	9,067,384
Stock issued during period, value, new issues | $																												$ 19,000,000
Payments of stock issuance costs																												$ 300,000	¥ 1,900
Series C Preferred Shares [Member]
Stock issued during period																										5,518,101	5,518,101
Stock issued during period, value, new issues | $																										$ 25,500,000
Payments of stock issuance costs																										$ 400,000	¥ 2,700
Stock cancelled during period, shares																								865,585
Stock re-issued during period, value | $																						$ 4,000,000
Dividends, preferred stock																						$ 700,000	¥ 4,900
Series C+ Preferred Shares [Member]
Stock issued during period																					552,005
Stock issued during period, value, new issues | $																					$ 3,800,000
Stock cancelled during period, shares																				552,005
Stock re-issued during period, value | $																				$ 0
Class of warrant issued during period , shares																				552,005	6,734,459
Class of warrant issued during period ,value | $																				$ 3,800,000	$ 46,200,000
Class of warrants or rights exercise price | $ / shares	$ 6.86
Number of warrants or rights outstanding.	6,734,459																																									6,734,459
Adjustments to additional paid in capital, fair value | ¥		¥ 656,400
Preferred stock, liquidation preference, percentage																																			130.00%						130.00%
Series C+ Preferred Shares [Member] | Preferred Stock [Member]
Stock issued during period, value, new issues	$ 46,000,000	303,000
Series C+ Preferred Shares [Member] | Common Stock [Member]
Stock issued during period, value, new issues | ¥		¥ 312,500
Series C+ Preferred Shares [Member] | Guangcheng Shanghai Information Technology Co Ltd [Member]
Equity method investments																					$ 46,200,000																						¥ 303,200
Series C Plus Preferred Stock [Member]
Stock issued during period																																			6,734,459	6,734,459	0	0	0	0
Stock issued during period, value, new issues | ¥																																				¥ 656,448		¥ 0		¥ 0
Dividends, preferred stock | ¥																																				0		0		0
Accretion on the Preferred Shares to redemption value | ¥																																				¥ 6,360		¥ 0		¥ 0
Series C Plus Preferred Stock [Member] | CMB Investment [Member]
Principal amount of loan	$ 46,000,000																																									¥ 303,000
Series D Convertible Redeemable Preferred Shares [Member]
Stock issued during period																803,735	1,492,652
Stock issued during period, value, new issues | $																$ 20,000,000
Payments of stock issuance costs																		$ 200,000	¥ 1,100
Conversion of ordinary shares into Class A and Class B ordinary shares , Shares													229,639
Series D-1 Convertible Redeemable Preferred Shares [Member]
Stock issued during period														1,089,265	1,089,265
Stock issued during period, value, new issues | $														$ 10,000,000
Dividends, preferred stock														$ 25,000	¥ 100
Debt conversion, converted instrument, warrants or options issued													1,089,265
Series D-1 Convertible Redeemable Preferred Shares [Member] | Series D-1 Warrant [Member]
Number of share options exercised during the period.			1,089,265
Series D-2 Convertible Redeemable Preferred Shares [Member]
Debt conversion, converted instrument, warrants or options issued												963,139
Series D-2 Convertible Redeemable Preferred Shares [Member] | Series D-1 Warrant [Member]
Number of share options exercised during the period.			963,139
Series D-2 Convertible Redeemable Preferred Shares [Member] | Series D-2 CW Notes And Series D-2 DL Notes [Member]
Debt conversion, converted instrument, warrants or options issued				219,664
Series D-3 Convertible Redeemable Preferred Shares [Member] | Series D-3 Warrant A [Member]
Debt conversion, converted instrument, warrants or options issued											154,395
Debt instrument converted value | ¥											¥ 10,000
Series D-3 Convertible Redeemable Preferred Shares [Member] | Series D-3 Warrant B [Member]
Debt conversion, converted instrument, warrants or options issued											617,580
Debt instrument converted value | ¥											¥ 40,000
Series E Convertible Redeemable Preferred Shares [Member]
Stock issued during period						290,555	4,842,587		290,555	290,555
Stock issued during period, value, new issues | $						$ 3,000,000	$ 50,000,000		$ 3,000,000
Payments of stock issuance costs									$ 21,244	¥ 100
Dividends, preferred stock | $						$ 400,000	$ 12,000,000
Series E Convertible Redeemable Preferred Shares [Member] | Nanjing Xingmu [Member]
Stock issued during period, shares, acquisitions								461,513
Stock issued during period, value, acquisitions | $								$ 4,800,000
Series E Convertible Redeemable Preferred Shares [Member] | Series E Warrant [Member]
Class of warrants or rights exercise price | $ / shares					$ 10.3251
Debt conversion, converted instrument, warrants or options issued					205,767
Series A Preferred Stock [Member]
Stock issued during period																																			0	0	0	0	0	0
Stock issued during period, value, new issues | ¥																																				¥ 0		¥ 0		¥ 0
Dividends, preferred stock | ¥																																				0		0		0
Preferred stock, liquidation preference, percentage																																			180.00%						180.00%
Accretion on the Preferred Shares to redemption value | ¥																																				¥ (22,677)		¥ 59,192		¥ 137,301
Series A Preferred Stock [Member] | Maximum [Member]
Preferred stock, convertible, conversion price | $ / shares																									$ 1.40
Series A Preferred Stock [Member] | Minimum [Member]
Preferred stock, convertible, conversion price | $ / shares																									1.06
Series B Preferred Stock [Member]
Stock issued during period																																			0	0	0	0	0	0
Stock issued during period, value, new issues | ¥																																				¥ 0		¥ 0		¥ 0
Dividends, preferred stock | ¥																																				0		0		0
Preferred stock, liquidation preference, percentage																																			180.00%						180.00%
Accretion on the Preferred Shares to redemption value | ¥																																				¥ (23,345)		¥ 64,122		¥ 141,924
Series B Preferred Stock [Member] | Maximum [Member]
Preferred stock, convertible, conversion price | $ / shares																									2.22
Series B Preferred Stock [Member] | Minimum [Member]
Preferred stock, convertible, conversion price | $ / shares																									$ 2.10
Series E Preferred Stock [Member]
Stock issued during period																																			4,842,587	4,842,587	1,042,623	1,042,623	0	0
Stock issued during period, value, new issues | ¥																																				¥ 353,893		¥ 74,830		¥ 0
Dividends, preferred stock | ¥																																				12,039		401		0
Preferred stock, liquidation preference, percentage																																			110.00%						110.00%
Accretion on the Preferred Shares to redemption value | ¥																																				¥ 11,495		¥ 3,322		¥ 0
Series D-3 Preferred Stock [Member]
Preferred stock, liquidation preference, percentage																																			140.00%						140.00%
Series D-2 Preferred Stock [Member]
Preferred stock, liquidation preference, percentage																																			140.00%						140.00%
Series D-1 Preferred Stock [Member]
Preferred stock, liquidation preference, percentage																																			140.00%						140.00%
Series D Preferred Stock [Member]
Stock issued during period																																			0	0	0	0	229,639	229,639
Stock issued during period, value, new issues | ¥																																				¥ 0		¥ 0		¥ 13,662
Dividends, preferred stock | ¥																																				0		0		527
Preferred stock, liquidation preference, percentage																																			140.00%						140.00%
Accretion on the Preferred Shares to redemption value | ¥																																				¥ (7,179)		¥ 19,768		¥ 13,367
Series C Preferred Stock [Member]
Stock issued during period																																			0	0	0	0	0	0
Stock issued during period, value, new issues | ¥																																				¥ 0		¥ 0		¥ 0
Dividends, preferred stock | ¥																																				0		0		0
Preferred stock, liquidation preference, percentage																																			140.00%						140.00%
Accretion on the Preferred Shares to redemption value | ¥																																				¥ (88,954)		¥ 49,550		¥ 94,883
Series A And B Preferred Shares [Member]
Percentage of redemption price of preference shares																																			180.00%						180.00%